Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net
7.	Property, Plant and Equipment, Net

Property, plant and equipment, net of accumulated depreciation and amortization, consisted of the following:

	March 31, 2013	December 31, 2012
Land and land improvements	$81	$80
Buildings	186	194
Machinery and equipment	1,132	1,158
Construction-in-progress	147	153
Furniture and fixtures	17	7
Other	7	6

Total	1,570	1,598
Less accumulated depreciation and amortization	(210)	(175)

Net	$1,360	$1,423

Depreciation expense related to property, plant and equipment for the three months ended March 31, 2013 and 2012 was $42 million and $16 million, respectively.

8. Property, Plant and Equipment

	Successor
	December 31, 2012	December 31, 2011
Land and land improvements	$80	$51
Buildings	194	45
Machinery and equipment	1,158	405
Construction-in-progress	153	49
Furniture and fixtures	7	4
Other	6	3

Total	1,598	557
Less accumulated depreciation and amortization	(175)	(53)

Net	$1,423	$504

Depreciation expense related to property, plant and equipment for the year ended December 31, 2012, the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 was $127 million, $53 million, $4 million and $49 million, respectively.